CREDIT FACILITY (Tables)	12 Months Ended
Sep. 30, 2025
CREDIT FACILITY
Summary of credit facility

Advances
Balance, September 30, 2024	$—
Advances to Company	16,387,090
Repayments during the year	(222,500)
Balance, September 30, 2025	$16,164,590